Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 3,805,135	$ 10,753,118
Restricted cash		23,089	30,269
Loan receivable		5,500,000	5,500,000
Accounts receivable, net		433,510	403,708
Prepaid expenses and other current assets		4,579,646	515,062
Total current assets		14,341,380	17,202,157
Non-current assets
Right-of-use assets, net		162,270
Plant and equipment, net		53,023	120,280
Intangible assets, net		89,475	30,547
Deferred tax assets		12,686	13,724
Total non-current assets		317,454	164,551
Total assets		14,658,834	17,366,708
Current liabilities
Accounts payable		8,647	2,743
Operating lease liabilities, current		87,129
Accrued expenses and other current liabilities		309,001	379,991
Total current liabilities		404,777	382,734
Non-current liability
Operating lease liabilities, non-current		74,384
Due to a related party, non-current		4,709	161,020
Total non-current liability		79,093	161,020
Total liabilities		483,870	543,754
Shareholders’ equity
Ordinary shares, $0.005 par value, 10,000,000 shares authorized, 2,800,000 and 2,805,325 shared issued and outstanding as of December 31, 2022 and 2021*	[1]	14,027	14,000
Additional paid in capital		55,327,858	55,327,885
Statutory reserves		166,038	166,038
Accumulated deficit		(41,460,571)	(38,898,664)
Accumulated other comprehensive income		127,612	213,695
Total shareholders’ equity		14,174,964	16,822,954
Total liabilities and shareholders’ equity		$ 14,658,834	$ 17,366,708

[1]	Retrospectively restated for one-for-five reverse split with effective date of August 10, 2022.